Interest Rate Swaps - Derivatives designated as hedging instruments (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate swaps located in current portion of derivative liabilities	$ 169,473	$ 0
Interest rate swaps located in non-current portion of derivative liabilities	703,316	$ 0
Designated as hedging instrument | Cash flow hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate swaps located in current portion of derivative liabilities	155,689
Interest rate swaps located in non-current portion of derivative liabilities	$ 617,729